Item 1. Schedule of Investments:
Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance

MUNICIPAL BONDS AND NOTES (94.6%)(a)
		Rating (RAT)	Principal amount	Value

Massachusetts (93.9%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28		BB-/P	$2,150,000	$2,192,033
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15		Aa3	5,585,000	5,623,983
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13		Aa2	7,435,000	8,291,140
Fall River, G.O. Bonds, FSA
5s, 2/1/13		Aaa	1,990,000	2,194,035
5s, 2/1/12		Aaa	1,950,000	2,135,153
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll., 6.35s, 2/20/32		AAA	2,100,000	2,348,976
Holden, G.O. Bonds, FGIC, 5 1/2s, 3/1/20		Aaa	5,185,000	5,676,797
Lynn, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, MBIA, 5s, 6/1/22		Aaa	3,010,000	3,250,589
MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA, 5 1/2s, 5/1/28		Aaa	4,000,000	4,774,640
MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds (Semass Syst.), Ser. A, MBIA, 5 1/2s, 1/1/10		Aaa	7,500,000	8,086,725
MA State Dev. Fin. Agcy. Rev. Bonds
(Beverly Enterprises, Inc.), 7 3/8s, 4/1/09		B+/P	1,150,000	1,194,678
(Lasell College), 6 3/4s, 7/1/31		B+	1,460,000	1,527,379
(Lasell Village), Ser. A, 6 3/8s, 12/1/25		BB/P	1,320,000	1,343,641
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12		A1	1,950,000	2,157,051
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10		A1	1,830,000	2,004,326
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42		Aaa	5,000,000	6,392,350
(Boston Biomedical Research), 5 3/4s, 2/1/29		Baa3	1,750,000	1,815,573
(Hampshire College), 5.7s, 10/1/34		BBB	1,315,000	1,419,201
(Middlesex School), 5 1/8s, 9/1/23		A1	1,000,000	1,087,660
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC, 5s, 1/1/13		AAA	3,625,000	3,711,964
MA State G.O. Bonds
Ser. C, FSA, 5 1/2s, 11/1/10		Aaa	7,500,000	8,290,575
Ser. C, 5 1/4s, 8/1/15		AAA	3,750,000	4,009,610
Ser. D, FSA, 5s, 11/1/24		Aaa	6,500,000	7,150,260
Ser. A, FSA, 5s, 3/1/24		Aaa	13,000,000	14,200,160
Ser. B, U.S. Govt. Coll., 5s, 5/1/12		AAA	9,100,000	9,765,847
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30		BBB	3,000,000	3,455,820
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21		Baa2	3,125,000	3,398,313
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31		BBB+	1,300,000	1,405,079
(Harvard U.), Ser. N, 6 1/4s, 4/1/20		Aaa	5,000,000	6,373,650
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s, 7/1/29		Ba2	1,000,000	1,014,770
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31		A	3,000,000	3,284,880
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/15		Aa3	2,100,000	2,382,975
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/14		Aa3	1,460,000	1,655,917
(Partners Healthcare Syst.), Ser. C, 5 3/4s, 7/1/32		Aa3	4,000,000	4,409,240
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27		A1	1,000,000	1,070,940
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20		BBB	1,955,000	2,010,796
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16		BBB+	800,000	822,360
(Williams College), Ser. G, 5 1/2s, 7/1/14		Aa1	3,665,000	3,999,468
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11		BBB+	1,265,000	1,327,731
(Cape Cod Healthcare), Ser. B, 5.45s, 11/15/23		BBB	2,600,000	2,668,510
MBIA, 5.38s, 7/1/18		Aaa	15,800,000	16,065,282
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28		BBB-	3,000,000	3,040,590
(Boston College), Ser. K, 5 3/8s, 6/1/14		Aa3	4,250,000	4,804,115
(Partners Healthcare Syst.), Ser. B, 5 1/4s, 7/1/11		Aa3	3,000,000	3,222,330
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28		Aaa	10,000,000	11,958,500
(Simmons College), Ser. F, FGIC, 5s, 10/1/33		Aaa	5,245,000	5,558,966
(Wellesley College), 5s, 7/1/17		Aa1	1,000,000	1,083,990
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/11		Aaa	2,000,000	2,165,300
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/10		Aaa	3,840,000	4,124,851
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/09		Aaa	3,660,000	3,890,141
MA State Hlth. & Edl. Fac. Auth. VRDN, Ser. D, MBIA, 2.33s, 1/1/35		VMIG1	14,300,000	14,300,000
MA State Hsg. Fin. Agcy. Rev. Bonds
(Rental Mtge.), Ser. E, AMBAC, 5.9s, 7/1/25		Aaa	2,000,000	2,048,340
(Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40		Aaa	5,000,000	5,135,900
(Single Fam.), Ser. 86, 5.1s, 12/1/21		Aa2	1,525,000	1,557,879
(Rental Mtge.), Ser. E, FSA, 4.1s, 7/1/06		Aaa	1,590,000	1,597,441
MA State Hsg. Fin. Auth. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 84
4 1/4s, 12/1/07		Aa2	435,000	436,079
4.05s, 12/1/06		Aa2	360,000	360,886
3.9s, 12/1/05		AA	405,000	405,393
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24		BB-/P	1,500,000	1,522,530
(American Hinghan, Wtr. Treatment), 6 3/4s, 12/1/25		A	4,520,000	4,652,391

(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	3,850,000	3,888,462
(Park School), 5.9s, 9/1/26	A3	3,385,000	3,551,542
(Wentworth Inst. of Tech.), 5 3/4s, 10/1/28	Baa1	1,650,000	1,747,020
MA State Port Auth. Rev. Bonds
Ser. A, MBIA, 5s, 7/1/33	Aaa	2,400,000	2,503,944
Ser. A, AMBAC, 5s, 7/1/26	Aaa	3,000,000	3,244,020
Ser. C, MBIA, 5s, 7/1/08	Aaa	2,000,000	2,101,740
MA State School Bldg. Auth. Rev. Bonds, Ser. A, 5s, 8/15/07	AA	1,000,000	1,038,010
MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC
5 1/4s, 1/1/22	Aaa	2,000,000	2,236,840
5 1/4s, 1/1/20	Aaa	5,000,000	5,592,100
MA State Wtr. Poll. Abatement Rev. Bonds, Ser. 5
5 3/8s, 8/1/27	Aaa	4,490,000	4,811,574
5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,742,501
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19	Aa2	5,500,000	6,784,745
FGIC, 5 3/4s, 8/1/39	Aaa	10,000,000	11,171,100
MBIA, 5s, 8/1/29	Aaa	4,000,000	4,275,360
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,499,254
Maynard, G.O. Bonds, MBIA, 5s, 2/1/13	Aaa	1,065,000	1,174,194
Norwell, G.O. Bonds
AMBAC, 5s, 2/15/25	AAA	1,000,000	1,086,430
FGIC, 5s, 11/15/18	Aaa	1,760,000	1,984,259
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	10,000,000	10,103,100
Springfield, G.O. Bonds, MBIA, 5s, 1/15/13	Aaa	1,000,000	1,101,980
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/19	AAA	2,000,000	2,281,340
5 3/8s, 11/1/18	AAA	2,500,000	2,851,675
5 3/8s, 11/1/17	AAA	2,500,000	2,851,675
5 3/8s, 11/1/16	AAA	1,000,000	1,130,650
Westfield, G.O. Bonds, MBIA
5s, 9/1/11	Aaa	2,190,000	2,390,735
5s, 9/1/10	Aaa	2,190,000	2,371,376
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20	Aaa	1,000,000	1,088,010

			327,459,335

Puerto Rico (0.7%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	2,455,000	2,567,660

TOTAL INVESTMENTS
Total investments (cost $310,147,213 )(b)			$330,026,995

NOTES

(a) Percentages indicated are based on net assets of $348,844,037.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $310,147,213, resulting in gross unrealized appreciation and depreciation of $20,304,540 and $424,758, respectively, or net unrealized appreciation of $19,879,782.

The rates shown on VRDN are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	23.1%
Education	17.4
Water & Sewer	14.2

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

MBIA	17.5%
FSA	13.1
FGIC	12.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005